Consolidated Statements of Profit or Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Profit or loss [abstract]
Revenues		$ 29,562	$ 42,657		$ 50,002
Cost of revenues		24,515	41,907		45,914
Gross profit		5,047	750		4,088
Research and development expenses,net		2,002	5,886		5,574
Sales and marketing expenses		5,457	10,694		21,674
General and administrative expenses	[1]	23,630	49,172		57,271
Other expenses,net		181	12,723
Operating loss		(26,223)	(77,725)		(80,430)
Finance income		(2,220)	(484)		(469)
Finance expenses		12,586	7,194		1,384
Loss before taxes on income		(36,589)	(84,435)		(81,345)
Taxes on income (tax benefit)		557	171		(776)
Net loss from continuing operation		(37,146)	(84,606)		(80,569)
Net income (loss) from discontinued operation		(1,885)	(2,030)		569
Attributable to:
Equity holders of the Company		(39,757)	(87,446)		(81,595)
Non-controlling interests		726	810		1,595
Profit (loss)		$ (39,031)	$ (86,636)		$ (80,000)
Net loss per share attributable to equity holders of the Company ($):
Basic net loss per share from continuing operation (in Dollars per share)		$ (14.3)	$ (88.2)	[2]	$ (93.8)	[2]
Diluted net loss per share from continuing operation (in Dollars per share)		(14.3)	(88.2)	[2]	(93.8)	[2]
Basic net profit (loss) per share from discontinued operation (in Dollars per share)		(0.7)	(2.1)	[2]	0.7	[2]
Diluted net profit (loss) per share from discontinued operation (in Dollars per share)		$ (0.7)	$ (2.1)	[2]	$ 0.7	[2]
Weighted average number of shares outstanding used in computation of basic loss per share (in Shares)		2,645,478	968,600	[2]	852,887	[2]
Weighted average number of shares outstanding used in computation of diluted loss per share (in Shares)		2,645,478	968,600	[2]	852,887	[2]

[1]	Including $525 of allegedly misappropriated expenses by two former senior officers of the Company, during the year 2022. See note 26(4) below.
[2]	Shares and per share amounts have been retroactively adjusted to reflect the reverse share splits at a ratio of 1:10 in December 2023 and 1:10 in March 2025.